Warrants	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
Warrants
15.	Warrants
In connection with Tiga’s initial public offering, Tiga issued (i) 18,560,000 private placement warrants (“Private Warrants”) to its sponsor, Tiga Sponsor LLC (the “Sponsor”) and (ii) sold 13,800,000 public warrants. On November 18, 2022, in connection with the reverse recapitalization treatment of the Business Combination, the Company effectively issued 37,360,000 warrants to purchase shares of Grindr’s common stock, which included 13,800,000 public warrants, 18,560,000 Private Warrants, 2,500,000 Forward Purchase Warrants, and 2,500,000 Backstop Warrants. The Forward Purchase Warrants and the Backstop Warrants have the same terms and are in the same form as the public warrants (as such, will collectively be known as the “Public Warrants”).
The Public Warrants, which entitle the registered holder to purchase one share of the Company's common stock, have an exercise price of $11.50, became exercisable 30 days after the completion of the Business Combination and are set to expire five years from the completion of the Business Combination, or earlier upon redemption.
Redemptions of warrants when the price per share equals or exceeds $18.00
At any time while the warrants are exercisable, the Company may redeem not less than all of the outstanding warrants (except as described with respect to the Private Warrants, below):
•	in whole and not in part;
•	at a price of $0.01 per warrant;
•	upon a minimum of 30 days prior written notice of redemption to each warrant holder; and
•
if, and only if, the closing price of the Company’s common shares equals or exceeds $18.00 per share (as adjusted) on the trading day prior to the date on which the Company sends the notice of redemption to the warrant holders.

Redemptions of warrants when the price per share equals or exceeds $10.00
At any time while the warrants are exercisable, the Company may redeem not less than all of the outstanding warrants (except as described with respect to the Private Warrants, below):
•	in whole and not in part;
•	at a price of $0.10 per warrant;
•
upon a minimum of 30 days prior written notice of redemption provided holders will be able to exercise their warrants on a “cashless basis” prior to redemption and receive that number of shares determined by reference to an agreed table based on the redemption date and the fair market value of the Company’s common stock; and

•
if, and only if, the closing price of the Company’s common stock equals or exceeds $10.00 per share (as adjusted) on the trading day prior to the date on which the Company sends the notice of redemption to the warrant holders.

If the Company calls the Public and Private Warrants for redemption, the Warrants may be exercised for cash or, as described above, the warrant holder may elect to exercise on a cashless basis if the price per share equals or exceeds $10.00, as described in the warrant agreement. In addition, at any time after notice of redemption has been given by the Company, holders of Private Warrants may exercise such warrants on a cashless basis so long as such Private Warrants are held by the Sponsor or a permitted transferee. The exercise price and number of common shares issuable upon exercise of the Public Warrants are to be adjusted in certain circumstances including in the event of a share dividend, extraordinary dividend or recapitalization, reorganization, merger or consolidation.
Each Private Warrant entitles the registered holder to purchase one share of the Company’s common stock. The Private Warrants also have an exercise price of $11.50 and became exercisable 30 days after the completion of the Business Combination. The Private Warrants are set to expire five years from the completion of the Business Combination, or earlier upon redemption.
The Private Warrants are identical to the Public Warrants underlying the shares sold in Tiga’s initial public offering, except that they are subject to certain transfer and sale restrictions and are not optionally redeemable when the Company's common stock price is above $18.00 so long as they are held by the initial purchasers or their permitted transferees. Additionally, the Private Warrants are exercisable on a cashless basis. If the Private Warrants are held by someone other than the initial purchasers or their permitted transferees, the Private Warrants will be redeemable by the Company and exercisable by such holders on the same basis as the Public Warrants.
The Warrants were recognized at Closing as a liability with a fair value of $39,228. The Warrants remained unexercised and were remeasured to fair value of $17,933 as of December 31, 2022, resulting in a gain of $21,295 for the year ended December 31, 2022 recognized in the consolidated statements of operations and comprehensive income.